LVIP American Century Inflation Protection Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–7.29%
Federal Home Loan Mortgage Corp.
4.00% 11/1/52	3,068,343	$2,916,267
5.00% 6/1/53	2,855,335	2,838,241
5.50% 10/1/54	3,648,190	3,688,640
6.00% 11/1/53	4,359,774	4,481,113
Government National Mortgage Association
4.00% 10/20/52	5,072,291	4,812,879
4.00% 4/20/54	5,216,877	4,906,939
5.00% 8/20/53	7,598,360	7,575,254
5.50% 11/20/52	2,271,329	2,294,300
5.50% 12/20/52	1,927,985	1,955,516
Total Agency Mortgage-Backed Securities (Cost $34,939,582)		35,469,149
AGENCY OBLIGATION–0.59%
Federal National Mortgage Association 6.63% 11/15/30	2,542,000	2,873,130
Total Agency Obligation (Cost $2,857,969)		2,873,130
ΔCORPORATE BONDS–13.48%
Canada–0.10%
μRoyal Bank of Canada 4.70% 8/6/31	501,000	507,559
		507,559
Luxembourg–0.16%
Eagle Funding Luxco SARL 5.50% 8/17/30	742,000	752,803
		752,803
United Kingdom–0.26%
Nationwide Building Society 4.35% 9/30/30	1,290,000	1,285,162
		1,285,162
United States–12.96%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	1,186,224
μAmerican Express Co. 4.35% 7/20/29	1,240,000	1,247,316
American International Group, Inc. 5.13% 3/27/33	1,775,000	1,825,987
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,186,038
Apple, Inc. 4.20% 5/12/30	1,312,000	1,326,147
Athene Global Funding
4.86% 8/27/26	1,330,000	1,338,628
5.35% 7/9/27	1,025,000	1,044,181
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	1,015,000	1,043,630
Black Hills Corp. 4.55% 1/31/31	1,906,000	1,905,909
μCapital One Financial Corp.
2.36% 7/29/32	1,155,000	996,945
7.62% 10/30/31	1,555,000	1,758,693
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μCharles Schwab Corp.
4.00% 6/1/26	1,567,000	$1,549,373
5.00% 6/1/27	1,040,000	1,035,128
μCitibank NA 4.88% 11/19/27	2,245,000	2,262,488
μCitigroup, Inc. 5.83% 2/13/35	670,000	694,891
Consumers Energy Co. 4.50% 1/15/31	1,690,000	1,707,268
CVS Health Corp.
5.13% 2/21/30	1,200,000	1,230,101
5.25% 2/21/33	760,000	777,591
Dell International LLC/EMC Corp. 4.15% 2/15/29	790,000	788,109
Evergy Kansas Central, Inc. 4.70% 3/13/28	1,250,000	1,265,267
Fortitude Global Funding 4.63% 10/6/28	825,000	825,521
GA Global Funding Trust 4.40% 9/23/27	1,360,000	1,362,754
HCA, Inc. 5.25% 3/1/30	1,235,000	1,275,041
Highwoods Realty LP 3.88% 3/1/27	1,375,000	1,361,127
HPS Corporate Lending Fund 4.90% 9/11/28	535,000	532,246
Hyatt Hotels Corp. 5.75% 3/30/32	247,000	257,601
Intel Corp. 2.45% 11/15/29	1,050,000	975,053
Jersey Central Power & Light Co. 4.40% 1/15/31	1,349,000	1,344,239
μJPMorgan Chase & Co.
4.51% 10/22/28	552,000	556,716
5.00% 7/22/30	1,375,000	1,410,397
5.30% 7/24/29	740,000	762,444
6.09% 10/23/29	1,524,000	1,608,239
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27	1,475,000	1,461,973
Lowe's Cos., Inc. 4.25% 3/15/31	1,690,000	1,679,063
μM&T Bank Corp. 5.13% 11/1/26	56,000	55,755
Mars, Inc. 5.20% 3/1/35	1,743,000	1,781,584
μMorgan Stanley 4.99% 4/12/29	642,000	654,823
North Haven Private Income Fund LLC 5.13% 9/25/28	880,000	875,454
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	2,205,000	2,218,775
Oracle Corp. 4.45% 9/26/30	1,241,000	1,240,391
Realty Income Corp. 3.95% 2/1/29	725,000	721,406
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,889,798
Royalty Pharma PLC 4.45% 3/25/31	1,686,000	1,671,948
LVIP American Century Inflation Protection Fund–1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sprint Capital Corp. 6.88% 11/15/28	1,135,000	$1,220,861
Synopsys, Inc.
4.65% 4/1/28	760,000	768,506
4.85% 4/1/30	755,000	769,021
μTruist Financial Corp. 6.12% 10/28/33	2,034,000	2,191,458
μU.S. Bank NA 4.51% 10/22/27	1,340,000	1,344,339
μWells Fargo & Co.
3.90% 3/15/26	1,560,000	1,544,850
4.97% 4/23/29	975,000	993,565
5.61% 4/23/36	175,000	183,654
6.30% 10/23/29	275,000	291,270
Wisconsin Electric Power Co. 4.15% 10/15/30	1,014,000	1,009,717
		63,009,503
Total Corporate Bonds (Cost $64,925,154)		65,555,027
MUNICIPAL BONDS–0.52%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	993,525
University of California Series BG 1.32% 5/15/27	1,605,000	1,546,074
Total Municipal Bonds (Cost $2,658,930)		2,539,599
NON-AGENCY ASSET-BACKED SECURITIES–3.05%
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	906,352	856,204
•Cedar Funding VIII CLO Ltd. Series 2017-8A Class ARR 5.54% (3 mo. USD Term SOFR + 1.22%) 1/17/38	2,025,000	2,025,026
Dryden 43 Senior Loan Fund Series 2016-43A Class B2R2 3.09% 4/20/34	3,000,000	2,781,381
•Elmwood CLO 39 Ltd. Series 2025-2A Class A1 5.42% (3 mo. USD Term SOFR + 1.14%) 4/17/38	2,525,000	2,525,101
FirstKey Homes Trust Series 2020-SFR2 Class D 1.97% 10/19/37	1,500,000	1,493,339
Goodgreen Trust Series 2020-1A Class A 2.63% 4/15/55	751,544	625,636
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	763,930	631,864
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2019-AA Class B 2.54% 7/25/33	357,220	$354,281
•Palmer Square CLO Ltd. Series 2024-4A Class A2 5.82% (3 mo. USD Term SOFR + 1.50%) 1/15/38	775,000	776,018
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B 1.34% 11/20/37	580,719	575,927
Subway Funding LLC Series 2024-1A Class A2II 6.27% 7/30/54	716,585	735,017
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	825,000	829,165
•Towd Point Mortgage Trust Series 2024-CES3 Class A1 6.29% 5/25/64	611,390	619,080
Total Non-Agency Asset-Backed Securities (Cost $15,182,368)		14,828,039
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–9.21%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	5,606	5,530
•Agate Bay Mortgage Trust Series 2015-7 Class A3 3.50% 10/25/45	408,512	374,918
•Angel Oak Mortgage Trust
Series 2019-5 Class A3 2.92% 10/25/49	101,047	99,701
Series 2019-6 Class A3 2.93% 11/25/59	109,914	108,531
•Arroyo Mortgage Trust
Series 2021-1R Class A2 1.48% 10/25/48	284,552	256,069
Series 2021-1R Class A3 1.64% 10/25/48	232,135	208,693
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	1,983,000	2,067,763
φBRAVO Residential Funding Trust Series 2024-NQM4 Class A1B 4.35% 1/25/60	1,429,004	1,401,937
Cendant Mortgage Corp. Series 2003-6 Class A3 5.25% 7/25/33	63,346	61,836
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	1,224,933	1,240,396
Series 2024-2 Class A4A 6.00% 2/25/55	502,020	508,118
Series 2024-7 Class A4 6.00% 6/25/55	2,009,266	2,032,553
LVIP American Century Inflation Protection Fund–2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Chase Home Lending Mortgage Trust (continued)
Series 2024-9 Class A4 5.50% 9/25/55	1,306,741	$1,312,751
Series 2024-9 Class A6 5.50% 9/25/55	513,525	514,330
Series 2025-10 Class A4A 5.50% 7/25/56	1,725,000	1,737,815
Series 2025-9 Class A4A 5.50% 6/25/56	2,418,136	2,433,484
•Citigroup Mortgage Loan Trust Series 2024-CMI1 Class A11 5.50% 6/25/54	1,949,319	1,958,033
φCross Mortgage Trust Series 2025-H5 Class A2 5.76% 7/25/70	1,859,916	1,877,077
•CSMC Trust
Series 2015-WIN1 Class A10 3.50% 12/25/44	180,394	167,798
Series 2021-NQM2 Class A3 1.54% 2/25/66	367,578	331,852
•GCAT Trust Series 2024-INV3 Class A6 5.50% 9/25/54	853,345	857,867
JP Morgan Mortgage Trust
•Series 2014-5 Class A1 2.60% 10/25/29	177,388	174,170
•Series 2016-1 Class A7 3.50% 5/25/46	1,028,183	936,679
•Series 2023-7 Class A4A 5.50% 2/25/54	1,558,500	1,559,188
•Series 2024-10 Class A4 5.50% 3/25/55	1,210,173	1,216,350
•Series 2024-10 Class A6 5.50% 3/25/55	875,534	877,534
•Series 2024-11 Class A4 6.00% 4/25/55	1,906,522	1,932,032
•Series 2024-11 Class A6 6.00% 4/25/55	766,357	772,707
•Series 2024-5 Class A6 6.00% 11/25/54	849,546	854,520
•Series 2024-6 Class A6 6.00% 12/25/54	545,205	548,291
•Series 2024-9 Class A6 5.50% 2/25/55	872,010	873,447
•Series 2024-INV1 Class A4 6.00% 4/25/55	1,097,741	1,114,486
φSeries 2025-7MPR Class A1D 5.32% 2/25/56	1,319,347	1,320,309
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-1 Class A1 6.00% 3/25/55	972,062	985,808
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	2,740,571	2,758,724
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Provident Funding Mortgage Trust Series 2024-1 Class A3 5.50% 12/25/54	1,910,269	$1,921,767
•Rate Mortgage Trust Series 2024-J3 Class A8 5.50% 10/25/54	441,502	442,719
•RCKT Mortgage Trust Series 2024-CES3 Class A1A 6.59% 5/25/44	441,798	448,961
•Sequoia Mortgage Trust
Series 2017-7 Class A7 3.50% 10/25/47	688,291	622,065
Series 2024-10 Class A11 5.50% 11/25/54	793,751	795,424
Series 2024-10 Class A5 5.50% 11/25/54	703,889	707,392
Series 2024-6 Class A11 6.00% 7/27/54	429,257	432,159
Series 2024-9 Class A5 5.50% 10/25/54	977,856	982,011
Series 2025-8 Class A4 5.50% 9/25/55	1,442,130	1,453,335
•STAR Trust Series 2021-1 Class A1 1.22% 5/25/65	670,083	637,175
•Verus Securitization Trust Series 2021-1 Class A3 1.16% 1/25/66	657,722	602,344
•Vista Point Securitization Trust Series 2020-2 Class A3 2.50% 4/25/65	250,562	242,470
Total Non-Agency Collateralized Mortgage Obligations (Cost $44,853,281)		44,769,119
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.03%
Aligned Data Centers Issuer LLC Series 2021-1A Class B 2.48% 8/15/46	1,500,000	1,461,772
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	1,061,000	1,119,693
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57	519,000	545,407
•Benchmark Mortgage Trust Series 2024-V8 Class A3 6.19% 7/15/57	1,831,000	1,933,257
•BFLD Trust Series 2025-FPM Class A 5.01% 10/10/30	2,023,000	2,035,581
LVIP American Century Inflation Protection Fund–3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A 4.13% 7/5/31		3,055,000	$2,784,925
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $10,133,205)			9,880,635
ΔSOVEREIGN BONDS–8.07%
Canada–2.32%
Canada Government Bonds
1.50% 6/1/31	CAD	6,050,000	4,047,418
1.50% 12/1/31	CAD	4,080,000	2,705,078
2.75% 3/1/30	CAD	750,000	540,273
2.75% 9/1/30	CAD	5,550,000	3,989,763
			11,282,532
New Zealand–2.01%
New Zealand Government Bonds
1.50% 5/15/31	NZD	9,400,000	4,873,314
2.00% 5/15/32	NZD	9,400,000	4,881,679
			9,754,993
United Kingdom–3.74%
U.K. Gilts 4.38% 3/7/30	GBP	11,100,000	15,068,508
U.K. Inflation-Linked Gilts 0.13% 3/22/26	GBP	2,359,080	3,134,931
			18,203,439
Total Sovereign Bonds (Cost $39,441,730)			39,240,964
U.S. TREASURY OBLIGATIONS–52.49%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51		6,513,938	3,609,273
0.13% 2/15/52		5,558,412	3,009,501
0.25% 2/15/50		10,064,325	5,947,236
0.63% 2/15/43		11,747,456	8,915,678
0.75% 2/15/42		6,027,151	4,776,303
0.75% 2/15/45		13,649,310	10,170,417
0.88% 2/15/47		6,791,365	5,011,319
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
1.00% 2/15/46	10,688,429	$8,236,248
1.00% 2/15/48	3,536,892	2,648,417
1.00% 2/15/49	513,492	378,601
1.38% 2/15/44	13,236,777	11,312,658
1.50% 2/15/53	4,401,216	3,520,888
1.75% 1/15/28	8,258,631	8,393,511
2.50% 1/15/29	5,830,209	6,091,562
3.38% 4/15/32	909,950	1,018,239
3.63% 4/15/28	4,385,917	4,665,316
U.S. Treasury Inflation Indexed Notes
0.13% 1/15/30	13,848,716	13,220,124
0.13% 7/15/30	6,425,592	6,108,956
0.13% 7/15/31	26,455,237	24,703,333
0.13% 1/15/32	9,579,013	8,819,415
0.38% 7/15/27	7,857,273	7,803,863
0.50% 1/15/28	13,357,818	13,202,545
0.63% 7/15/32	9,839,430	9,311,859
0.88% 1/15/29	4,541,586	4,506,779
1.13% 1/15/33	6,669,368	6,463,625
1.25% 4/15/28	3,769,325	3,783,717
1.38% 7/15/33	25,729,210	25,331,389
1.63% 10/15/29	513,310	523,463
1.75% 1/15/34	4,755,232	4,777,373
1.88% 7/15/34	30,111,997	30,548,976
1.88% 7/15/35	2,012,115	2,028,405
2.13% 4/15/29	3,550,858	3,665,141
2.38% 10/15/28	2,636,625	2,746,259
Total U.S. Treasury Obligations (Cost $277,068,393)		255,250,389

	Number of Shares
MONEY MARKET FUND–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	15,255,717	15,255,717
Total Money Market Fund (Cost $15,255,717)		15,255,717

TOTAL INVESTMENTS–99.87% (Cost $507,316,329)	485,661,768
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	629,486
NET ASSETS APPLICABLE TO 49,765,392 SHARES OUTSTANDING –100.00%	$486,291,254

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
LVIP American Century Inflation Protection Fund–4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(3,061,279)	USD	2,233,688	12/17/25	$25,890	$—
BOA	CAD	822,433	USD	(593,581)	12/17/25	—	(441)
GS	CAD	686,990	USD	(497,711)	12/17/25	—	(2,252)
GS	GBP	(428,795)	USD	577,262	12/17/25	524	—
MSC	CAD	(19,674,972)	USD	14,290,760	12/17/25	101,146	—
MSC	CAD	2,467,162	USD	(1,782,414)	12/17/25	—	(3,094)
MSC	CAD	3,349,944	USD	(2,411,799)	12/17/25	4,184	—
MSC	GBP	(12,869,410)	USD	17,445,632	12/17/25	135,991	—
MSC	NZD	(16,517,223)	USD	9,759,796	12/17/25	154,406	—
Total Foreign Currency Exchange Contracts						$422,141	$(5,787)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
46	CBOT 10 Year U.S. Treasury Notes Futures	$5,175,000	$5,219,746	12/19/25	$—	$(44,746)
81	CBOT 5 Year U.S. Treasury Notes Futures	8,844,820	8,863,423	12/31/25	—	(18,603)
Total Futures Contracts					$—	$(63,349)
Swap Contracts
Inflation Swap Contracts
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	$172,316	$172,316	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	1,098,075	1,098,075	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	339,172	339,172	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	51,507	51,507	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	11,755	11,755	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(19,051)	—	(19,051)
LVIP American Century Inflation Protection Fund–5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	$1,695,773	$1,695,773	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,400,509	1,400,509	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	866,463	866,463	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	22,371	22,371	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	724,973	724,973	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	238,323	238,323	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	863,572	863,572	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	87,355	87,355	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	45,966	45,966	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	144,206	144,206	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	696,497	696,497	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	149,421	149,421	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	11,992	11,992	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	11,992	11,992	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	33,840	33,840	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.42%	5/2/32	44,452	44,452	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,100,000	2.60%	9/3/35	(16,107)	—	(16,107)
LVIP American Century Inflation Protection Fund–6

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,700,000	2.66%	8/4/30	$3,984	$3,984	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,600,000	2.58%	8/4/35	(1,713)	—	(1,713)
					8,714,514	(36,871)

	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	$228,479	$228,479	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	896,474	896,474	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	515,632	515,632	—
BRC–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(1,763,834)	—	(1,763,834)
BRC–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	(196,502)	—	(196,502)
GSB–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	268,816	268,816	—
GSB–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,357,976	2,357,976	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	321,030	321,030	—
LVIP American Century Inflation Protection Fund–7

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts
Inflation Swap Contracts (continued)
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	$331,581	$331,581	$—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	2,245,661	2,245,661	—
					7,165,649	(1,960,336)
Total Inflation Swap Contracts				$13,882,956	$15,880,163	$(1,997,207)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BOA–Bank of America
BRC–Barclays Bank
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
SOFR–Secured Overnight Financing Rate
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
LVIP American Century Inflation Protection Fund–8